Notes Receivable, Net - Schedule of Notes Receivable, Net (Details) - USD ($)	Mar. 31, 2025	Sep. 30, 2024	Dec. 31, 2023
Schedule of Notes Receivable, Net [Abstract]
Notes receivable	$ 7,925,933	$ 8,122,287
Less: allowance for credit losses	(146,044)	(220,503)
Notes receivable, net	$ 7,779,889	$ 7,901,784